Common Stock	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Common Stock
Common Stock

The 2016 Credit and Security Agreement prohibits the Company from repurchasing or retiring shares of its common stock and paying dividends (see Note 9 to the consolidated financial statements). The Company did not repurchase any shares of its common stock in 2016 and 2015. The Company did retire its treasury stock in the amount of $0.1 million in connection with the reverse stock split discussed in Note 1 to the consolidated financial statements. Refer to Note 2 to the consolidated financials for discussion of issuance of common stock and warrants during the year ended December 31, 2016.